Right-Of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Right-of-Use Assets
Right-of-use assets

	As at December 31, 2019
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land*	6,537	(263)	579	6,853
PRMS facility*	6,866	(451)	91	6,506
Offices	3,573	(487)	219	3,305
Others	423	-	36	459
	17,399	(1,201)	925	17,123

*Beginning balance includes reclassification from Property, Plant and Equipment, Net. Refer to Note 14 for further details.

Schedule of Amounts Recognized in Consolidated Statements of Profit & Loss	Amounts recognized in the consolidated statements of profit & loss
As at December 31,
2019
$ Thousands

Interest expenses in respect of lease liability	108

Schedule of Amounts Recognized in Consolidated Statements of Cash Flows	Amounts recognized in the consolidated statements of cash flows
As at December 31,
2019
$ Thousands

Total cash outflow for leases	831